FIRST TRUST PORTFOLIOS L.P.
                     120 EAST LIBERTY DRIVE
                            SUITE 400
                     WHEATON, ILLINOIS 60187


                        December 1, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549



     Re:         THE FIRST TRUST(R) COMBINED SERIES 280
           (SEC File No. 333-105036)(CIK No. 1022023)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act.
Post effective Amendment No. 6, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on November 30, 2009.

                                    Very truly yours,




                                    FIRST TRUST PORTFOLIOS L.P.